Cash and cash equivalents	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
CASH AND CASH EQUIVALENTS
Cash equivalents	87,265	44,302
Cash	56,956	16,644
Cash and cash equivalents	144,221	60,946
Cash equivalents mainly include term deposits with short-term maturities and highly liquid investments in mutual funds as of
December 31, 2024 and June 30, 2025.
As of December 31, 2024 and June 30, 2025, in addition to the Group’s bank accounts, cash includes notice accounts amounting to
€44,239 thousand and €12,707 thousand respectively. These funds are available on demand within 24 hours and without penalty.
As of December 31, 2024 and June 30, 2025, the impact of the revaluation of cash and cash equivalents held in U.S. dollars into the
Group's presentation currency is a net financial gain of €2,035 thousand and a net financial loss of €1,083 thousand, respectively.